Short-term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Short Term Investments [Line Items]
Interest income from short-term investments	¥ 4,669	$ 677	¥ 5,143	¥ 3,795
Debt securities, investments in equity	6,920		3,224		$ 1,004
Interest Income [Member]
Short Term Investments [Line Items]
Interest income from short-term investments	2,771	$ 402	1,818	¥ 478
Debt securities, investments in equity	¥ 65,108
Interest And Investment Income [Member]
Short Term Investments [Line Items]
Debt securities available for sale realized gain			¥ 1,729